INTANGIBLE ASSETS AND GOODWILL - Explanatory information about intangible assets and goodwill (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	$ 16,305	$ 12,899	$ 12,828
Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	18,249	14,835	14,753
Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	$ (1,944)	$ (1,936)	$ (1,925)